DISCONTINUED OPERATIONS (Schedule of disposal groups including discontinued operations consolidated cash flows) (Details) - USD ($)	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023
Discontinued Operations and Disposal Groups [Abstract]
Net cash provided by investing activities of discontinued operations	$ 0	$ 51,357
Net cash used in financing activities of discontinued operations	(45,551)	(58,150)
Net cash provided by (used in) operating activities of discontinued operations	$ 68,599	$ (71,292)